Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Other receivables	$ 1,014	$ 780
Related party	11
Total trade and other receivables	$ 4,625	$ 4,670